Nature And Continuance Of Operations	3 Months Ended
Jun. 30, 2022
Nature And Continuance Of Operations
Nature And Continuance Of Operations

1.           NATURE AND CONTINUANCE OF OPERATIONS

Amarc Resources Ltd. (“Amarc” or the “Company”) is a company incorporated under the laws of the Province of British Columbia (“BC”). Its principal business activity is the acquisition and exploration of mineral properties. The Company’s mineral property interests are located in BC. The address of the Company’s corporate office is 14th Floor, 1040 West Georgia Street, Vancouver, BC, Canada V6E 4H1.

The Company is in the process of exploring its mineral property interests and has not yet determined whether its mineral property interests contain economically recoverable mineral reserves. The Company’s continuing operations are entirely dependent upon the existence of economically recoverable mineral reserves, the ability of the Company to obtain the necessary financing to continue the exploration and development of its mineral property interests and to obtain the permits necessary to mine, and the future profitable production from its mineral property interest or proceeds from the disposition of its mineral property interests.

These Condensed Consolidated Interim financial statements as at and for the three months  ended June 30, 2022 (the “Financial Statements”) have been prepared on a going concern basis, which contemplates the realization of assets and the discharge of liabilities in the normal course of business for the foreseeable future. As at June 30, 2022, the Company had cash of $2,245,285, a working capital of $519,603, and an accumulated deficit of $69,221,968.

The Company will need to seek additional financing to meet its exploration and development objectives. The Company has a reasonable expectation that additional funds will be available when necessary to meet ongoing exploration and development costs. However, there can be no assurance that the Company will continue to be able to obtain additional financial resources or will achieve profitability or positive cash flows. If the Company is unable to obtain adequate additional financing, the Company will be required to re-evaluate its planned expenditures until additional funding can be raised through financing activities. These factors indicate the existence of a material uncertainty that casts significant doubt about the Company’s ability to continue as a going concern.

These Financial Statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that may be necessary should the Company be unable to continue as a going concern.

The current outbreak of COVID-19, and any future emergence and spread of similar pathogens, could have   a material adverse effect on global and local economic and business conditions, which may adversely impact Amarc’s business and results of operations and the operations of contractors and service providers. The extent to which the COVID-19 impacts our operations will depend on future developments, which are highly uncertain and cannot be predicted with confidence, including the duration of the outbreak, new information that may emerge concerning its severity and the actions taken to contain the virus or treat its impact, among others. The adverse effects on the economy, the stock market and Amarc’s share price could adversely impact its ability to raise capital, with the result that our ability to pursue development of the JOY, IKE and DUKE Districts could be adversely impacted, both through delays and through increased costs.  Any of these developments, and others, could have a material adverse effect on the Company’s business and results of operation and could delay its plans for development of its districts.